OTHER GAINS, NET - Additional information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Shandong Huayu
Gain on disposal of aluminum capacity quota	¥ 539
Fushun Aluminum Co., Ltd
Gain (Loss) on disposal of property, plant and equipment and land use rights	¥ (66)